Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net sales
Domestic	$ 176,692,084	$ 99,199,107	$ 344,327,164	$ 256,981,527
Export	169,628,253	81,260,836	318,597,981	206,401,422
Services income	1,115,378	1,233,118	2,063,727	2,420,226
Total of sales	347,435,715	181,693,061	664,988,872	465,803,175
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(14,437,323)	(18,391,590)	32,192,460	7,924,576
Cost of sales	245,386,451	153,139,702	463,838,720	396,199,258
Gross income	87,611,941	10,161,769	233,342,612	77,528,493
Other revenues (expenses):
Distribution, transportation and sale expenses	3,815,840	5,174,677	6,913,752	8,568,416
Administrative expenses	33,700,377	37,972,304	67,250,355	72,875,246
Other revenues	2,940,977	3,354,345	5,483,414	6,234,886
Other expenses	(738,534)	46,080	(955,817)	(1,704,077)
Operating income	52,298,167	(29,584,787)	163,706,102	615,640
Financing income	4,898,904	3,553,559	15,221,002	9,252,136
Financing (cost)	(37,112,797)	(43,938,985)	(74,163,068)	(96,841,499)
Derivative financial instruments (cost), net	(2,425,848)	632,390	(12,357,848)	(15,020,580)
Foreign exchange gain (loss), net	80,200,387	49,545,434	23,595,953	(419,660,915)
Sum of financing (costs) net, derivative instruments (cost) net and foreign exchange gains(loss), net	45,560,646	9,792,398	(47,703,961)	(522,270,858)
(Loss) sharing in joint ventures and associates	(1,366,193)	(919,067)	(3,208,284)	(810,624)
Income (loss) before duties, taxes and other	96,492,620	(20,711,456)	112,793,857	(522,465,842)
Profit-sharing duty, net	74,334,821	14,747,723	135,551,525	72,310,729
Income tax expense	7,793,567	8,877,522	235,696	11,810,752
Total duties, taxes and other	82,128,388	23,625,245	135,787,221	84,121,481
Net (loss)	14,364,232	(44,336,701)	(22,993,364)	(606,587,323)
Items that will be reclassified subsequently to profit or loss:
Currency translation effect	(7,350,952)	(3,111,539)	(250,749)	25,625,590
Items that will not be reclassified subsequently to profit or loss:
Actuarial gains (losses)—employee benefits, net of taxes	(7,794,399)	(191,178,079)	241,537,186	(54,156)
Total other comprehensive results	(15,145,351)	(194,289,618)	241,286,437	25,571,434
Total comprehensive income (loss)	(781,119)	(238,626,319)	218,293,073	(581,015,889)
Net loss attributable to:
Controlling interest	14,411,719	(44,331,120)	(22,885,349)	(606,461,210)
Non-controlling interest	(47,487)	(5,581)	(108,015)	(126,113)
Net (loss)	14,364,232	(44,336,701)	(22,993,364)	(606,587,323)
Other comprehensive results attributable to:
Controlling interest	(15,144,291)	(194,221,795)	241,286,711	25,660,799
Non-controlling interest	(1,060)	(67,823)	(274)	(89,365)
Total other comprehensive results	(15,145,351)	(194,289,618)	241,286,437	25,571,434
Comprehensive income (loss):
Controlling interest	(732,572)	(238,552,915)	218,401,362	(580,800,411)
Non-controlling interest	(48,547)	(73,404)	(108,289)	(215,478)
Total comprehensive income (loss)	$ (781,119)	$ (238,626,319)	$ 218,293,073	$ (581,015,889)